UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2002

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          AUGUST 7, 2002


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        55
FORM 13F INFORMATION VALUE TOTAL:              $215717

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1835     48733   Sole		     48733
Agilent Tech	Common	00846U101    503     21283   Sole		     21283
Am. Intl. Gr	Common	026874107   1135     16637   Sole                    16637
Ashanti GoldfielCommon	043743202     74     15000   Sole                    15000
Automatic Data 	Common	053015103   4564    104797   Sole                   104797
Bellsouth	Common	079860102    266      8444   Sole                     8444
Berkshire Hath	Common	084670991  42218       632   Sole                      632
Berkshire Hath	Common	084670207   3704      1658   Sole                     1658
BP PLC          Common  055622104    210      3961   Sole                     3961
Bristol-Myers 	Common	110122108    872     33938   Sole                    33938
Chevron Texaco  Common	166764100    635      7180   Sole                     7180
Cisco Systems	Common	17275R102   3627    260007   Sole                   260007
Coca-Cola Co.	Common	191216100  14039    250694   Sole                   250694
Emerson Elec.	Common	291011104    460      8605   Sole                     8605
ExxonMobil	Common	30231G102   2530     61833   Sole                    61833
First Data      Common	319963104   9161    246258   Sole                   246258
FreeMarkets Inc.Common	356602102    429     30342   Sole                    30342
General ElectricCommon	369604103  11230    386582   Sole                   386582
Gillette Co.	Common	375766102  15005    443032   Sole                   443032
Hewlett Packard	Common	428236103   2077    135901   Sole                   135901
H.J. Heinz Co.	Common	423074103   1101     26789   Sole		     26789
Home Depot	Common	437076102    266      7239   Sole		      7239
IBM		Common	459200101    610      8476   Sole                     8476
Intel Corp.	Common	458140100   4944    270621   Sole                   270621
Johnson & JohnsoCommon	478160104   5934    113549   Sole                   113549
J.P. Morgan ChasCommon	46625H100    381     11226   Sole                    11226
Lexmark Int'l GpCommon  529771107    205      3760   Sole                     3760
Lucent Tech.	Common	549463107     22     13319   Sole                    13319
MBNA Corp.	Common	55262L100    220      6642   Sole                     6642
Medtronic	Common	585055106  12272    286398   Sole                   286398
Mellon FinancialCommon  58551A108    548     17438   Sole                    17438
Merck & Co.	Common	589331107   5225    103178   Sole                   103178
Microsoft	Common	594918104  11107    203056   Sole                   203056
3M Company 	Common	604059105   1258     10227   Sole                    10227
Moody's Corp.	Common	615369105  20820    418500   Sole		    418500
National City 	Common	635405103   1479     44496   Sole                    44496
North Fork Banc Common  659424105    268      6744   Sole                     6744
Paychex Inc     Common  704326107    333     10650   Sole                    10650
PepsiCo		Common	713448108    620     12861   Sole                    12861
Pfizer Inc.	Common	717081103   3889    111121   Sole                   111121
PNC Bank Corp.	Common	693475105    344      6587   Sole                     6587
PPG Industries	Common	693506107    430      6946   Sole                     6946
Procter & GambleCommon	742718109   1408     15768   Sole                    15768
Sun Trust Banks	Common	867914103    230      3400   Sole		      3400
Target Corp.	Common	87612E106    290      7608   Sole		      7608
Transaction SystCommon  893416107  13189   1121500   Sole                  1121500
Teppco Partners L.P.	872384102    346     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    520    133233   Sole		    133233
Unitrin Inc.	Common	913275103    270      7540   Sole                     7540
Valspar Corp.	Common	920355104    533     11800   Sole                    11800
Walgreen Co.	Common	931422109    782     20250   Sole                    20250
Wal-mart Stores Common  931142103    330      5999   Sole                     5999
Walt Disney Co.	Common	254687106    355     18771   Sole                    18771
Wells Fargo	Common	949746101    701     14000   Sole                    14000
Wm. Wrigley Jr. Common	982526105   8735    157805   Sole                   157805
Wyeth           Common  983024100   1248     24376   Sole                    24376